Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.17

TPR Firm:	XXX	Report Date:	XXX
Client Name:	XXX	Report:	XXX
Deal Name:	XXX	Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	2024090703	XXX	D	A	C	A	D	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Property	Property Issue	XXX Project is Not Warrantable	Resolved- - Due Diligence Vendor-XXX Open-XXX Project is Not Warrantable - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX			ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2024090703	XXX	D	A	C	A	D	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Property	Appraisal	Property/Appraisal General	Resolved-TPR re-reviewed income at gross, not net rents received and loan now meets DSCR minimum XXX requirement. - Due Diligence Vendor-XXX
Acknowledged-Upon additional review, Client elects to waive condition with XXX Factors. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - XXX
Counter-Lender XXX received, however insufficient to clear condition. As the lender, you may waive as per your guidelines, the income calculation doesn't qualify. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - XXX
Counter-Lender XXX received, however insufficient to clear condition. Total XXX rents of $XXX/XXX =$XXX & exceeds XXX% of XXX estimated rents of $XXX. Guidelines do not allow higher rents if over XXX% of estimated market rents from appraisal. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  -XXX
Open-Re-calculated DSCR of XXX does not meet guideline minimum of XXX. Subject P&I $XXX + hazard $XXX + HOA $XXX + tax $XXX(XXX% purchase price) = $XXX versus $XXX (XXX month average VRBO $XXX/XXX) = XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - XXX Ready for Review-Document Uploaded. - XXX Ready for Review-Document Uploaded. - XXX	Resolved-XXX re-reviewed income at gross, not net rents received and loan now meets DSCR minimum XXX requirement. - Due Diligence Vendor-XXX
 Acknowledged-Upon additional review, Client elects to waive condition with XXX Factors. - Due Diligence Vendor-XXX
LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX	1) XXX FICO exceeds XXX minimum 2) XXX% LTV is less than XXX% maximum	XXX.pdf XXX.pdf XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2024090703	XXX	D	A	C	A	D	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Received Cleared fraud report. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - XXX
Counter-Received Fraud Guard, however report reflects high alert items that have not been addressed. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - XXX
Open-Fraud Report Shows Uncleared Alerts Missing documentation to support the XXX addressed the following high alerts items:
XXX - POTENTIAL NON-ARMS LENGTH TRANSACTION ISSUE - XXX or more parties in the transaction have similar names which may indicate non-arms length transactions.
XXX - POTENTIAL PROPERTY OWNERSHIP ISSUE - Online data indicates that a property previously owned by the XXX was sold to a XXX, XXX
XXX - XXX Alert - The XXX has made a Major XXX, Emergency or XXX in the XXX of the Property Address: XXXon XXX. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. -XXX Ready for Review-Document Uploaded. -XXX	Resolved-Received Cleared fraud report. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2024090703	XXX	D	A	C	A	D	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 Document is Missing	Resolved-Received Final Settlement Statement - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - XXX
Open-Final HUD-1 Document is Missing Settlement Statement in file is marked as "XXX". Need XXX Final Settlement Statement. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - XXX	Resolved-Received Final Settlement Statement - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A
XXX	2024090703	XXX	D	A	C	A	D	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Grant/Warranty Deed is missing	Resolved-Received Grant Deed - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - XXX
Open-Missing Grant/Warranty Deed to confirm Vesting on Deed of Trust/Mortgage document in file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - XXX	Resolved-Received XXX - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	XXX	XXX	NA	N/A	N/A